SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

     NAME OF REPORTING MANAGER: GENESIS ASSET MANAGERS INTERNATIONAL LIMITED


If Amended Report Check Here [X]

Report for the Calendar Year or Quarter Ended:    09/30/99

Institutional Investment Manager:   GENESIS ASSET MANAGERS INTERNATIONAL LIMITED

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT ARE TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Name, Title and Telephone Number of Person Submitting Report:

Jeremy D. Paulson-Elis, Member
Phone: 011 441 71 235 5040

Signature, Place and Date of Signing:

/s/Jeremy D. Paulson-Elis
London, UK
11/11/99

Other Managers on Whose Behalf this Report is Filed:

Genesis Asset Managers Limited    28-6418

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: None
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Form 13F Information Table Entry Total: None
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Form 13F Information Table Value Total: None
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Genesis  Asset  Managers   International   Limited  exercises   discretion  over
securities as to which a Form 13-F was filed by Genesis Asset  Managers  Limited
(File No 28-6418). The Form 13-F filed by Genesis Asset Managers Limited included a report on behalf of Genesis Asset Managers International Limited.


REPORT SUMMARY             00 DATA RECORDS           00000
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED